COVID-19	12 Months Ended
Dec. 31, 2021
Covid-19
COVID-19

28. COVID-19

On March 11 2020, the World Health Organization (WHO) stated the “public health emergency of international concern” and declared the state of pandemic worldwide due to the COVID-19’s outbreak in Wuhan, China and its subsequent global spread.

Following this statement, on March 19, 2020, the Argentine Government ordered the “Social, Preventive and Compulsory Isolation” (A.S.P.O. for its acronym in Spanish), by Necessity and Urgency Decree No. 297/2020, imposing the borders’ closure and stringent restrictions on domestic circulation of individuals. Such measures comprised several exceptions, including activities that were considered “essential” and, therefore, were excluded from such restrictions. Successive Necessity and Urgency Decrees extended the term of the mentioned measures until November 8, 2020. As of November 9, 2020, by Necessity and Urgency Decree No. 875/2020 and its amendments, it was established the Preventive and Compulsory Social Distancing (Di.S.P.O. for its acronym in Spanish) that is in full force and effect through February 28, 2021 and can be extended for as long as it may be considered necessary in view of the epidemiological situation.

Subsequently, on December 30, 2020, the Ministry of Health’s Resolution No. 2883/2020, approving the “Strategic COVID-19 Vaccination Plan” in the Republic of Argentina, was issued. It aimed to reduce morbidity, mortality, and socio-economic impacts of the pandemic, based on the stepped and progressive vaccination of certain population groups.

Because of the various measures adopted by the Argentine government, and within the scenario of the economic activity’s generalised recession, the Company has implemented a protocol establishing the working conditions to operate in strict compliance with the public health standards issued by national and provincial authorities, in order to minimize the risk of contagion of co-workers, clients and providers, and to enable the business continuity. It is worth emphasising that, as of the date of approval of these consolidated financial statements, the COVID-19 pandemic continues to be a prevalent situation, the duration of which is uncertain, and the measures taken by the different authorities (national, provincial, and pertaining to town) in response thereto are constantly evolving.

Although the continuity of the Company’s operation has not been significantly affected, the extent of COVID-19’s impact on the operational and financial performance will depend on the evolution of events (including the spread rate and duration, as well as the national and international governmental measures taken in such regard) and on the impact this situation may cause on our main clients, employees, and providers; all of which is uncertain and, at present, not possible to foresee. However, the Company’s Management does not anticipate that such impacts will affect the business continuity or the ability to meet financial commitments in the next twelve (12) months.